Capital and Reserves	6 Months Ended
Jun. 30, 2024
Capital and Reserves [Abstract]
Capital and Reserves

3. Capital and Reserves

Share capital

The issued share capital of the Company consisted of:

	June 30,		December 31,
	2024		2023
	Number	USD	Number	USD
Common shares with par value of $0.002 each	2,670,524	5,341	1,447,785	2,956
Total	2,670,524	5,341	1,447,785	2,956

	Common Shares
	(Number)
	2024	2023
As of January 1	1,477,785	59,003
2022 Commitment Purchase Agreement	555,279	17,500
HCW Sales Agreement	637,460	104,147
Conversion convertible loan	-	217,050
Total, as of June 30	2,670,524	397,700

As of June 30, 2024, the par value of the 2,670,524 issued shares amounted to $5,341.048 with a par value of $0.002 for each common share (as of June 30, 2023, the par value of 397,700 issued shares amounted to CHF 1,590,800 with a par value of CHF 4.00 for each common share).

Effective November 2, 2023, the Company changed the currency denomination of the Company’s authorized share capital from CHF to US$ and reduced the par value of each common share in issue to $0.0001 (pre-2023 Reverse Share Split). On December 13, 2023, the Company effected a one-for-twenty reverse share split (the “2023 Reverse Share Split”) of the Company’s issued and outstanding common shares, resulting in a par value of $0.002 per common share.

Share premium

At the Company’s annual general meeting held on May 16, 2024, the shareholders approved the reduction of the share premium account to zero and to credit the amount of the reduction to accumulated deficit. The reduction amounted to $26,492,110.

Equity offerings

On January 19, 2024, we entered into a sales agreement with H.C. Wainwright & Co., LLC (“HCW” and the “HCW Sales Agreement”). Pursuant to the terms of the HCW Sales Agreement we may offer and sell our common shares, from time to time through HCW by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the HCW Sales Agreement. In the first six months of 2024, we have issued 637,460 shares under the HCW Sales Agreement for aggregate gross proceeds of $1.66 million.

The HCW Sales Agreement effectively replaced the sales agreement that we had concluded with A.G.P./Alliance Global Partners (“A.G.P.” and the “A.G.P. Sales Agreement”) on November 30, 2018 and amended on April 5, 2019. Pursuant to the terms of the A.G.P. Sales Agreement, the Company could offer and sell its common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” (ATM) offering as defined in Rule 415(a)(4) promulgated under the Securities Act. In 2023, we sold 104,147 shares under the ATM for aggregate proceeds of $5.1 million. We terminated the A.G.P. Sales Agreement effective January 1, 2024. Prior to its termination, we sold an aggregate 123,512 of our common shares for an aggregate offering price of $13.1 million pursuant to the A.G.P. Sales Agreement.

On July 10, 2023, the Company closed a public offering of 43,750 common shares and 511,806 pre-funded warrants and accompanying common warrants to purchase up to 555,556 common shares, at a combined public offering price of $9.00 per share, pre-funded warrant and accompanying common warrant. The common warrants have an exercise price of CHF 8.00 per share, are exercisable immediately and expire five years from the date of issuance. The Company additionally granted 36,113 warrants to the Placement Agent with a strike price of CHF 10.00 and an exercise period of 5 years. As of December 31, 2023, all pre-funded warrants were exercised for a total amount of $112,597. The total gross proceeds from the offering amounted to $5,000,000. Directly related transaction costs of $718,767 were recorded as a deduction in equity. The fair value of each of the warrants issued was calculated using the Black-Scholes valuation model. The fair value calculation assumptions included volatility of 107.34% and an annual risk-free rate of 4.25%. The total fair value of the warrants issued amounted to $4,660,305 and was recorded in equity as a cost of the offering.

On May 1, 2023, the Company entered into a convertible loan agreement with FiveT Investment Management Ltd. (“FiveT IM” and the “2023 FiveT Loan”; see Note 4, Loans). Under the 2023 FiveT Loan we sold an aggregate 443,294 common shares at an average price of CHF 5.07 to FiveT IM in 2023. In connection with the 2023 FiveT Loan, FiveT IM received warrants to purchase an aggregate of 81,274 common shares at an exercise price of CHF 30.76 per common share, which may be exercised up to five years. On December 7, 2023, we entered into a letter agreement (the “Warrant Inducement Agreement”) under which FiveT IM was granted the option to exercise the warrants by or before December 14, 2023 at a reduced exercise price which was defined as 90% of the daily trading volume weighted average price for our common shares on the NASDAQ stock exchange on the trading day following the date of each such exercise and receive additional warrants upon any such exercise. FiveT IM exercised all existing warrants at the weighted average exercise price of CHF 6.656 per common share, yielding proceeds of $614,896 to the Company. The repricing in accordance with the warrant inducement agreement led to a reclassification of a portion of the existing warrants from equity to derivative financial liabilities. A revaluation gain from derivative financial instruments of $16,768 was realized on the revaluation of the existing warrants between the date of the Warrant Inducement Agreement and the date of the exercise of the warrants. The fair value was determined using the Black-Scholes valuation model. On December 15, 2023, we issued to FiveT IM new warrants to purchase 81,274 common shares at CHF 6.656 each for six months from their date of issuance and to purchase 81,274 common shares at CHF 6.656 each for two years from their date of issuance. The fair value of the new warrants issued was calculated using the Black-Scholes valuation model. Fair value assumptions included volatility of 113.4% and 115.0% and annual risk-free interest rates of 5.4% and 4.7% for the 6-month and 2-year warrants, respectively. The total fair value of the new warrants issued was $196,127 and was recorded in equity. The 6-month warrants expired unexercised on June 15, 2024, and their proportionate fair value of $45,774 was reclassified from other reserves to share premium.

On April 13, 2023, the Company and “FiveT IM” entered into an amendment to the 2022 FiveT Loan (see Note 4; Loans), which amended the conversion price of the 2022 FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire 2022 FiveT Loan into an aggregate of 271,051 common shares at an average conversion price of $28.95 per share. As a result, the 2022 FiveT Loan is no longer outstanding and has been terminated. The amendment of the conversion price and the revaluation before conversion resulted in a revaluation loss from derivative financial instruments of $198,770 which was recognized in the six-month period ended June 30, 2023.

On December 5, 2022, we entered into a purchase agreement with Lincoln Park Capital Fund, LLC (“LPC” and the “2022 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to $10.0 million of our common shares over the 24-month term of the purchase agreement. As consideration for LPC’s irrevocable commitment to purchase common shares upon the terms of and subject to satisfaction of the conditions set forth in the 2022 Commitment Purchase Agreement, the Company agreed to issue 2,500 common shares immediately to LPC as commitment shares. In 2023, we issued an aggregate 17,500 common shares for aggregate proceeds of $854,475 and in the first six months of 2024 we issued an aggregate of 555,279 common shares for aggregate proceeds of $984,087 to LPC under the 2022 Commitment Purchase Agreement. The option to issue common shares related to the 2022 Commitment Purchase Agreement was initially recognized as a derivative asset at its fair value of $321,065, representing the price paid to the counterparty for obtaining the right under the purchase agreement. The fair value is subsequently adjusted proportionally for the part of the right consumed, which resulted in a loss on derivative financial instruments of $25,316 recognized in the six-month period ended June 30, 2024.

The 2022 Commitment Purchase Agreement effectively replaced the 2020 Commitment Purchase Agreement. Under the 2020 Commitment Purchase Agreement LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the Purchase Agreement. Prior to its termination we had issued 325,000 common shares for aggregate proceeds of $4.0 million to LPC under the 2020 Commitment Purchase Agreement.

As of June 30, 2024, the fair value of the warrants issued in the January 2018 Registered Offering amounted to zero, which was unchanged from the fair value in the first six months of 2023.

Issue of common shares upon exercise of options

During the six months ended June 30, 2024, no options were exercised.